UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of January 31, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan International Research Enhanced Equity Fund

(Formerly JPMorgan International Equity Index)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 90.8%
	Australia — 4.9%
515	AMP Ltd.	2,295
241	Australia & New Zealand Banking Group Ltd.	6,164
449	BGP Holdings plc (a) (i)	—	(h)
238	BHP Billiton Ltd.	5,491
41	BHP Billiton plc	882
77	Commonwealth Bank of Australia	5,311
339	Dexus Property Group	2,025
696	Goodman Group	3,298
114	Insurance Australia Group Ltd.	567
40	National Australia Bank Ltd.	1,095
91	Origin Energy Ltd.	750
106	Wesfarmers Ltd.	3,590
78	Westpac Banking Corp.	2,088

		33,556

	Belgium — 1.0%
46	Delhaize Group S.A.	3,850
22	Solvay S.A.	2,994

		6,844

	Bermuda — 0.3%
184	Hiscox Ltd.	2,029

	Denmark — 2.2%
2	AP Moeller - Maersk A/S, Class B	3,067
47	Chr Hansen Holding A/S	1,970
153	Danske Bank A/S	3,948
137	Novo Nordisk A/S, Class B	6,120

		15,105

	Finland — 1.0%
59	Cargotec Oyj	1,905
156	Outokumpu OYJ (a)	844
234	UPM-Kymmene OYJ	4,113

		6,862

	France — 9.7%
39	Air Liquide S.A.	4,906
97	Airbus Group N.V.	5,162
186	Altran Technologies S.A.	1,644
202	AXA S.A.	4,721
71	BNP Paribas S.A.	3,742
21	Cie de Saint-Gobain	891
228	Credit Agricole S.A.	2,709
215	GDF Suez	4,773
20	Kering	3,977
38	Lafarge S.A.	2,617
8	L’Oreal S.A.	1,393
46	Publicis Groupe S.A.	3,438
43	Renault S.A.	3,308
82	Sanofi	7,598
66	Schneider Electric SE	4,939
67	Societe Generale S.A.	2,675
42	Thales S.A.	2,233
108	Total S.A.	5,568

		66,294

	Germany — 7.7%
34	Allianz SE	5,682
18	BASF SE	1,630
73	Bayer AG	10,566
47	Bayerische Motoren Werke AG	5,430
61	Brenntag AG	3,308
13	Continental AG	2,956
43	Deutsche Bank AG	1,254
380	Deutsche Telekom AG	6,546
166	E.ON SE	2,563
45	HeidelbergCement AG	3,328
6	Muenchener Rueckversicherungs-Gesellschaft AG	1,245
75	SAP SE	4,872
36	Siemens AG	3,781

		53,161

	Hong Kong — 2.7%
262	AIA Group Ltd.	1,522
197	Cheung Kong Holdings Ltd.	3,762
107	Hang Seng Bank Ltd.	1,866
352	Hutchison Whampoa Ltd.	4,676
262	Power Assets Holdings Ltd.	2,745
535	Sands China Ltd.	2,604
185	Wharf Holdings Ltd. (The)	1,501

		18,676

	Ireland — 1.3%
50	Ryanair Holdings plc, ADR (a)	3,330
74	Shire plc	5,370

		8,700

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Israel — 0.4%
45	Teva Pharmaceutical Industries Ltd., ADR	2,574

	Italy — 1.7%
213	Assicurazioni Generali S.p.A.	4,503
1,079	Enel Green Power S.p.A.	2,133
273	Enel S.p.A.	1,233
570	Telecom Italia S.p.A. (a)	662
551	UniCredit S.p.A.	3,246

		11,777

	Japan — 20.9%
249	Amada Co., Ltd.	2,270
27	Central Japan Railway Co.	4,579
223	Daicel Corp.	2,773
44	Daikin Industries Ltd.	3,075
109	Daiwa House Industry Co., Ltd.	2,000
57	Dentsu, Inc.	2,353
142	DMG Mori Seiki Co., Ltd.	1,847
49	East Japan Railway Co.	3,762
78	Electric Power Development Co., Ltd.	2,842
21	FANUC Corp.	3,544
568	Fujitsu Ltd.	3,003
462	Hitachi Ltd.	3,489
78	Honda Motor Co., Ltd.	2,351
51	Japan Tobacco, Inc.	1,378
124	JFE Holdings, Inc.	2,737
531	JX Holdings, Inc.	1,958
45	KDDI Corp.	3,191
9	Keyence Corp.	3,973
258	Kirin Holdings Co., Ltd.	3,477
229	Kyowa Hakko Kirin Co., Ltd.	2,603
67	Mabuchi Motor Co., Ltd.	2,746
136	Mazda Motor Corp.	2,798
144	Medipal Holdings Corp.	1,674
1,157	Mitsubishi UFJ Financial Group, Inc.	6,149
94	Mitsui & Co., Ltd.	1,202
119	Mitsui Fudosan Co., Ltd.	3,002
128	MS&AD Insurance Group Holdings, Inc.	3,112
84	NGK Spark Plug Co., Ltd.	2,495
573	Nippon Steel & Sumitomo Metal Corp.	1,339
63	Nippon Telegraph & Telephone Corp.	3,729
688	Nishi-Nippon City Bank Ltd. (The)	2,234
38	Nitori Holdings Co., Ltd.	2,176
99	Nomura Holdings, Inc.	526
199	ORIX Corp.	2,291
95	Otsuka Holdings Co., Ltd.	2,949
228	Ricoh Co., Ltd.	2,222
50	Seiko Epson Corp.	2,018
221	Sekisui Chemical Co., Ltd.	2,417
106	Seven & i Holdings Co., Ltd.	3,886
139	Sony Corp.	3,276
611	Sumitomo Bakelite Co., Ltd.	2,529
59	Sumitomo Corp.	584
121	Sumitomo Mitsui Financial Group, Inc.	4,067
32	Suntory Beverage & Food Ltd.	1,136
70	Suzuken Co., Ltd.	1,983
295	Takashimaya Co., Ltd.	2,587
495	Tokyo Gas Co., Ltd.	2,952
192	Toyota Motor Corp.	12,386
113	Yamato Holdings Co., Ltd.	2,544
225	Yamazaki Baking Co., Ltd.	3,313

		143,527

	Luxembourg — 0.3%
230	ArcelorMittal	2,199

	Netherlands — 2.7%
28	ASML Holding N.V.	2,879
247	ING Groep N.V., CVA (a)	3,075
246	Royal Dutch Shell plc, Class A	7,490
165	Royal Dutch Shell plc, Class B	5,220

		18,664

	New Zealand — 0.4%
1,168	Spark New Zealand Ltd.	2,798

	Norway — 1.0%
148	DNB ASA	2,140
461	Norsk Hydro ASA	2,709
96	Telenor ASA	2,059

		6,908

	Portugal — 0.2%
444	EDP - Energias de Portugal S.A.	1,688

	Singapore — 0.8%
276	DBS Group Holdings Ltd.	4,023
259	Singapore Exchange Ltd.	1,486

		5,509

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Spain — 2.8%
112	Banco Bilbao Vizcaya Argentaria S.A.	954
481	Banco Santander S.A.	3,233
1,723	Bankia S.A. (a)	2,254
467	Distribuidora Internacional de Alimentacion S.A.	3,021
242	Iberdrola S.A.	1,669
155	Repsol S.A.	2,749
356	Telefonica S.A.	5,341

		19,221

	Sweden — 2.1%
51	Assa Abloy AB, Class B	2,793
98	Electrolux AB, Series B	3,024
309	Nordea Bank AB	3,927
403	Telefonaktiebolaget LM Ericsson, Class B	4,883

		14,627

	Switzerland — 8.0%
37	Cie Financiere Richemont S.A.	3,086
45	Credit Suisse Group AG (a)	952
132	Glencore plc (a)	490
122	Logitech International S.A.	1,794
191	Nestle S.A.	14,605
118	Novartis AG	11,501
36	Roche Holding AG	9,573
33	Swiss Re AG (a)	2,995
368	UBS Group AG (a)	6,162
62	Wolseley plc	3,613

		54,771

	United Kingdom — 18.7%
536	3i Group plc	3,697
67	Anglo American plc	1,111
58	Associated British Foods plc	2,718
97	AstraZeneca plc	6,931
497	Aviva plc	3,944
1,507	Barclays plc	5,292
338	Barratt Developments plc	2,328
276	BG Group plc	3,686
828	BP plc	5,320
149	British American Tobacco plc	8,386
1,198	Debenhams plc	1,351
82	Diageo plc	2,415
308	Dixons Carphone plc	2,013
265	Domino’s Pizza Group plc	2,686
148	GlaxoSmithKline plc	3,260
1,148	HSBC Holdings plc	10,521
56	Indivior plc (a)	148
62	InterContinental Hotels Group plc	2,486
1,108	ITV plc	3,666
2,747	Lloyds Banking Group plc (a)	3,043
123	Prudential plc	3,002
56	Reckitt Benckiser Group plc	4,776
59	Rio Tinto Ltd.	2,627
53	Rio Tinto plc	2,316
367	RSA Insurance Group plc (a)	2,505
123	SABMiller plc	6,682
693	SIG plc	1,921
172	Smith & Nephew plc	3,065
179	SSE plc	4,339
78	Standard Chartered plc	1,047
981	Taylor Wimpey plc	1,993
179	Tesco plc	606
186	UBM plc	1,479
157	Unilever N.V., CVA	6,795
2,127	Vodafone Group plc	7,479
33	Whitbread plc	2,464

		128,098

	Total Common Stock (Cost $556,788)	623,588

Preferred Stocks — 1.6%
	Germany — 1.6%
55	Henkel AG & Co. KGaA	6,265
20	Volkswagen AG	4,561

	Total Preferred Stock (Cost $7,764)	10,826

Short-Term Investment — 2.1%
	Investment Company — 2.1%
14,306	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $14,306)	14,306

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amount in thousands)

VALUE($)
Total Investments — 94.5% (Cost $578,858)	648,720
Other Assets in Excess of Liabilities — 5.5% (c)	38,093

NET ASSETS — 100.0%	$686,813

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	13.1%
Pharmaceuticals	10.7
Insurance	5.9
Oil, Gas & Consumable Fuels	5.0
Automobiles	4.8
Food Products	4.2
Metals & Mining	3.5
Diversified Telecommunication Services	3.3
Chemicals	2.6
Food & Staples Retailing	2.3
Beverages	2.1
Household Durables	2.0
Capital Markets	1.9
Electric Utilities	1.8
Household Products	1.7
Media	1.7
Wireless Telecommunication Services	1.6
Trading Companies & Distributors	1.6
Real Estate Management & Development	1.6
Hotels, Restaurants & Leisure	1.6
Tobacco	1.5
Machinery	1.5
Industrial Conglomerates	1.3
Road & Rail	1.3
Electrical Equipment	1.2
Electronic Equipment, Instruments & Components	1.2
Aerospace & Defense	1.1
Multi-Utilities	1.1
Textiles, Apparel & Luxury Goods	1.1
Building Products	1.0
Others (each less than 1.0%)	12.5
Short-Term Investment	2.2

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amount in thousands)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT JANUARY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
46	TOPIX Index	03/12/15	$5,541	$39
233	Dow Jones Euro STOXX 50 Index	03/20/15	8,818	697
78	FTSE 100 Index	03/20/15	7,878	549

				$1,285

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of January 31, 2015.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,880
Aggregate gross unrealized depreciation	(22,018)
Net unrealized appreciation/depreciation	$69,862

Federal income tax cost of investments	$578,858

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $628,511,000 and 96.9%, respectively.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amount in thousands)

A. Valuation — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amount in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$33,556	$—	(a)	$33,556
Belgium	—	6,844	—		6,844
Bermuda	—	2,029	—		2,029
Denmark	—	15,105	—		15,105
Finland	—	6,862	—		6,862
France	—	66,294	—		66,294
Germany	—	53,161	—		53,161
Hong Kong	4,676	14,000	—		18,676
Ireland	3,330	5,370	—		8,700
Israel	2,574	—	—		2,574
Italy	—	11,777	—		11,777
Japan	—	143,527	—		143,527
Luxembourg	—	2,199	—		2,199
Netherlands	—	18,664	—		18,664
New Zealand	—	2,798	—		2,798
Norway	—	6,908	—		6,908
Portugal	—	1,688	—		1,688
Singapore	$—	$5,509	$—		$5,509
Spain	—	19,221	—		19,221
Sweden	—	14,627	—		14,627
Switzerland	6,162	48,609	—		54,771
United Kingdom	148	127,950	—		128,098

Total Common Stocks	16,890	606,698	—	(a)	623,588

Preferred Stocks
Germany	—	10,826	—		10,826
Short-Term Investment
Investment Company	14,306	—	—		14,306

Total Investments in Securities	$31,196	$617,524	$—	(a)	$648,720

Appreciation in Other Financial Instruments
Futures Contracts	$1,285	$—	$—		$1,285

(a) Amount rounds to less than $1,000.

There were no transfers among any levels during the period ended January 31, 2015.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:    /s/ Robert L. Young

          Robert L. Young

          President and Principal Executive Officer

          March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert L. Young

          Robert L. Young

          President and Principal Executive Officer

          March 27, 2015

By:    /s/ Laura M. Del Prato

          Laura M. Del Prato

          Treasurer and Principal Financial Officer

          March 27, 2015